INCOME TAX - Additional Information (Details) - TWD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Aggregate taxable temporary differences associated with investments in subsidiaries not recognized as deferred income tax liabilities	$ 329,889.2	$ 327,787.5